The Caldwell & Orkin Funds, Inc.

5185 Peachtree Parkway, Suite 370

Norcross, GA 30092-6541

September 4, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	The Caldwell & Orkin Funds, Inc.
File No. 33-35156

Dear Sir or Madam:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Trust, effective August 30, 2013, do not differ from those filed electronically in the Post-Effective Amendment No. 34 on August 28, 2013.

Sincerely,

/s/ Rhonda A. Mills Rhonda A. Mills Secretary